Major Clients (Details) - Sales Revenue, Services, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Percentage of total revenue
Period for which criteria of threshold percentage for disclosure not met in past	5 years
Maximum
Percentage of total revenue
Percentage of revenue accounted for by no other single client (as a percent)	10.00%
Agencies of U.S. Federal Government [Member]
Percentage of total revenue
Percentage of the Company's revenue (as a percent)	15.00%	18.00%	18.00%
Agencies of U.S. Federal Government [Member] | Management Services
Percentage of total revenue
Percentage of the Company's revenue (as a percent)	3.00%	4.00%	4.00%